Supplemental Cash Flow Information - Schedule of Non-Cash Investing Activities (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Non-Cash Investing Activities [Abstract]
Satellites, property and other equipment	$ 48,341	$ 52,309